Share-Based Compensation - Summary of Additional Information Regarding Dean Foods Stock Option Activity (Detail) (Dean Foods' Investment [Member], Stock Options [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dean Foods' Investment [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted	$ 4.72	$ 4.04	$ 4.51
Intrinsic value of options exercised	$ 105	$ 13	$ 204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	$ 460	$ 646	$ 1,071